                                   MUNICIPAL
                            MONEY MARKET [BAR LOGO]
                                     FUND

                    [Pictures of People Working & Playing]

         From Our Family to Yours: The Intelligent Creation of Wealth

                               SEMIANNUAL REPORT
                    (Unaudited) and Investment Performance
                        Review for the Six Months Ended
                               February 29, 2000

                                [HERITAGE LOGO]

                                                                  April 19, 2000

Dear Fellow Shareholders:

     I am very pleased to provide you with the semiannual report for the Heritage Cash Trust -- Municipal Money Market Fund (the "Fund") for the six-month period from September 1, 1999 through February 29, 2000. From a level of 2.64% on September 1, 1999, the seven-day effective yield for your Fund increased steadily during the six-month period to 3.21% as of February 29, 2000. This increase resulted from the efforts of the Federal Reserve Board to slow the growth rate of the economy by raising short-term interest rates. One positive result of these rate increases has been an increase in yields on short-term securities such as those in which your Fund invests.

     The past few years have featured a stock market that has moved generally upward, although with extreme volatility relative to historical levels. Also, many segments of the market have not participated in the gains indicated by index returns. Especially during volatile market periods, an allocation of a portion of your assets to high quality short-term assets such as money market mutual funds can help stabilize portfolio returns and provide some measure of comfort.

     As a reminder, your Fund continues to offer many features that make it easy for you to use. These include free checking (including free checks and returned cancelled checks), various automated payment programs and daily sweeps to and from your brokerage accounts. Also, our current portfolio exceeds the standards necessary to retain our AAAm rating from Standard & Poor's Ratings Group.

     Please remember that if you are subject to the alternative minimum tax, a portion of your Fund's income may be considered a preference item for tax purposes. Also, if you are subject to state income tax, the income your Fund earns from securities issued in your state may be exempt from your state income tax.

     Effective April 3, 2000, I accepted a position as President and Chief Operating Officer of Eagle Asset Management, Inc. ("Eagle"), an affiliate of Heritage Asset Management, Inc. ("Heritage"), and a subadviser to several of the Heritage mutual funds. Brian Lee, formerly Executive Vice-President of Eagle is now President of Heritage. At the next meeting of your Fund's Board of Trustees, we anticipate that Brian will be named President of the various Heritage mutual funds, including Heritage Cash Trust. I have enjoyed communicating with you over the past several years and am sure you will enjoy reading Brian's comments in the future.

     On behalf of all of us at Heritage, thank you for your continuing investment in Heritage Cash Trust -- Municipal Money Market Fund.

                                           Sincerely,

                                           /s/ STEPHEN G. HILL
                                           Stephen G. Hill
                                           President
                                           Heritage Cash Trust

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES--100.8%(A)(B)

ALABAMA--3.2%
$   3,800,000 Decatur Industrial Development
               Board, 4.00%(c)
               Pollution Control Revenue Bond
               Trico Steel Company Project,
               Series 97, AMT, 03/07/00
               LOC: Chase Manhattan Bank......  $  3,800,000
   8,000,000  Decatur Industrial Development
               Board, 4.00%(c)
               Pollution Control Revenue Bond
               Trico Steel Company Project,
               Series 98, AMT, 03/07/00
               LOC: Chase Manhattan Bank......     8,000,000
  11,000,000  Decatur Industrial Development
               Board, 4.00%(c)
               Pollution Control Revenue Bond
               Trico Steel Company Project,
               Series 99, AMT, 03/07/00
               LOC: Chase Manhattan Bank......    11,000,000
   2,000,000  Tuscaloosa County Industrial
               Development Authority, 3.95%(c)
               Pollution Control Revenue Bond
               Tuscaloosa Steel Corporation
               Project, Series 95, AMT,
               03/07/00
               LOC: Bayerische Landesbank.....     2,000,000
                                                ------------
                                                  24,800,000
                                                ------------
ALASKA--1.0%
   2,100,000  Alaska Housing Finance
               Corporation, 4.00%
               State Capital Project,
               Series 98B-1, MBIA, 12/01/00...     2,100,000
   5,385,000  Anchorage Electric Utility
               Revenue, 4.00%
               Series 99, MBIA, 06/01/00......     5,395,536
                                                ------------
                                                   7,495,536
                                                ------------
ARIZONA--0.2%
   1,400,000  Maricopa County Pollution
               Control Corporation, 3.85%(c)
               Pollution Control Revenue Bond
               Palo Verde Project, Series 94E,
               03/01/00
               LOC: Bank of America...........     1,400,000
                                                ------------
ARKANSAS--0.7%
   5,375,000  Arkansas Development Finance
               Authority, 4.30%
               Single Family Mortgage Revenue
               Bond
               Series 00D, AMT, 03/01/01......     5,375,000
                                                ------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
CALIFORNIA--3.3%
  14,000,000  California Higher Education Loan
               Authority, 4.00%(c)
               Student Loan Revenue Bond
               Series 92E-1, AMT, 03/07/00
               LOC: Student Loan Marketing
               Association....................    14,000,000
   8,000,000  Los Angeles County Schools,
               4.00%
               Pooled Financing Program
               Series 99B, 09/29/00...........     8,011,020
   5,000,000  Los Angeles Unified School
               District, GO, 6.00%
               Series 99B, 09/29/00...........     5,063,223
                                                ------------
                                                  27,074,243
                                                ------------
COLORADO--0.2%
   1,250,000  Boulder Urban Renewal Authority,
               5.70%
               Tax Increment Revenue Bond
               Series 92, MBIA, 03/01/00......     1,250,000
                                                ------------
DELAWARE--4.8%
  16,500,000  Delaware State Economic
               Development Authority, 4.00%(c)
               Industrial Development Revenue
               Bond
               Delaware Clean Power Project,
               Series 97A, AMT, 03/07/00
               LOC: Canadian Imperial Bank of
               Commerce.......................    16,500,000
   1,700,000  Delaware State Economic
               Development Authority, 3.93%(c)
               Industrial Development Revenue
               Bond
               Delaware Clean Power Project,
               Series 97C, AMT, 03/07/00
               LOC: Canadian Imperial Bank of
               Commerce.......................     1,700,000
  20,000,000  Delaware State Economic
               Development Authority, 3.90%(c)
               Industrial Development Revenue
               Bond
               Star Enterprise Project, Series
               97B, AMT, 03/07/00
               LOC: Canadian Imperial Bank of
               Commerce.......................    20,000,000
                                                ------------
                                                  38,200,000
                                                ------------
DISTRICT OF COLUMBIA--3.0%
  13,000,000  District of Columbia Housing
               Finance Agency, 4.35%
               Single Family Mortgage Revenue
               Bond
               Series 00B, AMT, 03/21/01
               GIC: Trinity Funding...........    13,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$  11,000,000 District of Columbia Housing
               Finance Agency, 3.30%
               Single Family Mortgage Revenue
               Bond, GNMA
               Series 99B, AMT, 06/15/00
               GIC: Caisse Des Depots.........  $ 10,992,971
                                                ------------
                                                  23,992,971
                                                ------------
FLORIDA--1.3%
   4,000,000  Orange County Health Facilities
               Authority, 3.95%(c)
               Health Facility Revenue Bond
               Adventist Health Systems,
               Series 92, 03/07/00
               LOC: SunTrust Bank.............     4,000,000
   3,065,000  Polk County Industrial
               Development Authority, 3.95%(c)
               Industrial Development Revenue
               Bond
               Ytong Florida Project, Series
               96, 03/07/00
               LOC: First Union National
               Bank...........................     3,065,000
   2,900,000  West Orange, 3.90%(c)
               Healthcare District Revenue
               Bond
               Series 99B, 03/07/00
               LOC: SunTrust Bank.............     2,900,000
                                                ------------
                                                   9,965,000
                                                ------------
GEORGIA--2.7%
   1,500,000  Atlanta Urban Residential
               Finance Authority, 3.95%(c)
               Multi Family Housing Revenue
               Bond
               Parcel 25 Project, Series 93A,
               AMT, 03/07/00
               LOC: First Union National
               Bank...........................     1,500,000
   3,000,000  DeKalb Private Hospital
               Authority, 3.90%(c)
               Hospital Revenue Bond
               Egleston Childrens Hospital,
               03/07/00
               LOC: SunTrust Bank.............     3,000,000
  13,600,000  Fulton County Housing Authority,
               3.95%(c)
               Multi Family Housing Revenue
               Bond
               Spring Creek Crossing, Series
               94, 03/07/00
               LOC: Wachovia Bank and Trust...    13,600,000
   3,000,000  St Mary's Georgia Development
               Authority, 3.95%(c)
               Pollution Control Revenue Bond
               Trigen-BioPower Inc. Project,
               Series 99, AMT, 03/07/00
               LOC: Toronto-Dominion Bank.....     3,000,000
                                                ------------
                                                  21,100,000
                                                ------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
ILLINOIS--8.5%
   7,315,000  Chicago Industrial Development
               Authority, 3.95%(c)
               Industrial Development Revenue
               Bond
               Evans Food Products Company,
               Series 98, AMT, 03/07/00
               LOC: LaSalle National Trust,
               N.A............................     7,315,000
   3,000,000  Chicago, 3.90%(c)
               Airport Special Facilities
               Revenue Bond
               Centerpoint O'Hare, LLP, Series
               97, AMT, 03/07/00
               LOC: First National Bank of
               Chicago........................     3,000,000
   5,000,000  Chicago, 4.10%(c)
               Airport Special Facilities
               Revenue Bond
               Midway Airport Project, Series
               99, AMT, 03/07/00
               LOC: Bank One Indiana N.A......     5,000,000
  26,000,000  Illinois Development Finance
               Authority, 3.95%(c)
               Pollution Control Revenue Bond
               Public Service, Series 93C-1,
               03/07/00.......................    26,000,000
   6,500,000  Illinois Educational Facilities
               Authority, 3.85%(c)
               Cultural Pooled Finance
               Project, Series 98, 03/07/00
               LOC: American National Bank of
               Chicago........................     6,500,000
     500,000  Illinois Educational Facilities
               Authority, 3.80%(c)
               Lake Forest Open Lands,
               03/07/00
               LOC: Northern Trust Company....       500,000
   2,250,000  Illinois Sports Facilities
               Authority, 4.00%
               Sports Facilities Revenue Bond
               Series 99A, MBIA, AMT,
               06/15/00.......................     2,254,127
   4,800,000  Illinois Student Assistance
               Commission, 3.95%(c)
               Student Loan Revenue Bond
               Series 97A, AMT, 03/07/00
               LOC: First National Bank of
               Chicago........................     4,800,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$   4,320,000 Lake County, 4.05%(c)
               Pollution Control Revenue Bond
               Countryside Landfill Project,
               Series 96B, AMT, 03/07/00
               LOC: Morgan Guaranty Trust
               Company........................  $  4,320,000
   1,900,000  Madison County, 3.70%(c)
               Environmental Improvement
               Revenue Bond
               Series 98A, AMT, 03/01/00......     1,900,000
   1,300,000  Naperville, 3.85%(c)
               Heritage YMCA Group, Inc.,
               Series 99, 03/07/00
               LOC: Harris Trust..............     1,300,000
   4,000,000  Springfield, 4.00%(c)
               Community Improvement Revenue
               Bond
               Oak Terrace Joint Venture
               Project, Series 99, 03/07/00
               LOC: Credit Suisse First
               Boston.........................     4,000,000
                                                ------------
                                                  66,889,127
                                                ------------
INDIANA--4.3%
   2,140,000  Crawfordsville, 4.00%(c)
               Economic Development Revenue
               Bond
               Precision Plastics of Indiana,
               Series 92, 03/07/00
               LOC: Northern Trust Company....     2,140,000
   1,000,000  Elkhart County, 4.00%(c)
               Multi Family Housing Revenue
               Bond
               Crossroads Apartments Project,
               Series 98A, AMT, 03/07/00
               LOC: Federal Home Loan Bank....     1,000,000
   2,950,000  Elkhart County, 4.00%(c)
               Multi Family Housing Revenue
               Bond
               Johnson St. Apartment Project,
               Series 98A, AMT, 03/07/00
               LOC: Federal Home Loan Bank....     2,950,000
   2,050,000  Elkhart County, 4.00%(c)
               Multi Family Housing Revenue
               Bond
               West Plains Apartments Project,
               Series 98A, AMT, 03/07/00
               LOC: Federal Home Loan Bank....     2,050,000
   2,450,000  Fort Wayne Hospital Authority,
               3.95%(c)
               Hospital Revenue Bond
               Parkview Memorial Project,
               Series 85, 03/07/00
               LOC: Bank of America...........     2,450,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
   5,200,000  Indiana Health Facility
               Financing Authority, 3.90%(c)
               Hospital Revenue Bond
               Deaconess Hospital Inc., Series
               92, 03/07/00
               LOC: First National Bank of
               Chicago........................     5,200,000
   7,846,000  Indiana Housing Finance
               Authority, 3.95%(c)
               Multi Family Housing Revenue
               Bond
               Pedcor Investments,
               Series 97M-A, AMT, 03/07/00
               LOC: Federal Home Loan Bank....     7,846,000
   4,665,000  North Vernon, 3.90%(c)
               Multi Family Housing Revenue
               Bond
               Oak Meadows Apartments Project,
               Series 95, AMT, 03/07/00
               LOC: Federal Home Loan Bank....     4,665,000
   5,200,000  Westfield, 4.00%(c)
               Industrial Development Revenue
               Bond
               PL Porter Project, Series 89,
               AMT, 03/07/00
               LOC: Bank of America...........     5,200,000
                                                ------------
                                                  33,501,000
                                                ------------
KANSAS--0.5%
   3,600,000  Shawnee Industrial Revenue
               Authority, 3.95%(c)
               Industrial Development Revenue
               Bond
               Thrall Enterprises, Series 94,
               AMT, 03/07/00
               LOC: LaSalle National Trust,
               N.A............................     3,600,000
                                                ------------
KENTUCKY--0.5%
   4,000,000  Fulton, 3.95%(c)
               Health Facility Revenue Bond
               United Healthcare, Series 85,
               03/07/00
               LOC: First Union National
               Bank...........................     4,000,000
                                                ------------
LOUISIANA--3.1%
   5,100,000  Calcasieu Parish Industrial
               Development Board, 4.00%(c)
               Industrial Development Revenue
               Bond
               Hydroserve Westlake Project,
               Series 99, AMT, 03/07/00
               LOC: Bank One Chicago N.A......     5,100,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$   2,000,000 Lincoln Parish, 3.95%(c)
               Industrial Development Revenue
               Bond
               Willamette Industries Project,
               Series 95, AMT, 03/07/00
               LOC: Deutsche Bank.............  $  2,000,000
  10,200,000  Lincoln Parish, 3.95%(c)
               Pollution Control Revenue Bond
               Willamette Industries Project,
               Series 96, AMT, 03/07/00
               LOC: Deutsche Bank.............    10,200,000
   6,990,000  Louisiana Housing Finance
               Agency, 3.35%
               Single Family Mortgage Revenue
               Bond
               Series 99C, AMT, 06/01/00
               GIC: Trinity Funding...........     6,987,522
                                                ------------
                                                  24,287,522
                                                ------------
MARYLAND--2.4%
  14,020,000  Frederick County, 3.90%(c)
               Health Facility Revenue Bond
               Buckinghams Choice, Series 97E,
               03/07/00
               LOC: LaSalle National Trust,
               N.A............................    14,020,000
   5,000,000  Maryland Community Development
               Authority, 4.05%
               Single Family Mortgage Revenue
               Bond
               Series 99I, AMT, 12/14/00......     5,000,000
                                                ------------
                                                  19,020,000
                                                ------------
MICHIGAN--2.0%
   3,840,000  Michigan Housing Development
               Authority, 3.20%
               Single Family Mortgage Revenue
               Bond
               Series 99A, AMT, 06/01/00
               GIC: National Westminster
               PLC............................     3,840,000
   3,700,000  Michigan Strategic Fund,
               3.35%(c)
               Industrial Development Revenue
               Bond
               Pelzer Automotive Systems,
               Series 97, AMT, 03/07/00
               LOC: NBD Corporation...........     3,700,000
   7,800,000  Michigan Strategic Fund,
               3.95%(c)
               Industrial Development Revenue
               Bond
               Grayling General Project,
               Series 90, AMT, 03/07/00
               LOC: Barclays Bank, PLC........     7,800,000
                                                ------------
                                                  15,340,000
                                                ------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
MINNESOTA--0.7%
   4,700,000  Bloomington Housing Finance
               Authority, 3.35%(c)
               Multi Family Housing Revenue
               Bond
               Crow/Bloomington Apartments,
               Series 93, 03/07/00
               LOC: Credit Suisse First
               Boston.........................     4,700,000
     500,000  St. Paul, 4.10%(c)
               Multi Family Housing Revenue
               Bond
               Kendrick Apartments, Series 97,
               AMT, 03/07/00
               LOC: First Bank Systems........       500,000
                                                ------------
                                                   5,200,000
                                                ------------
MISSOURI--0.6%
   5,100,000  Missouri Higher Education,
               4.00%(c)
               Student Loan Revenue Bond
               Series 90A, AMT, 03/07/00
               LOC: Bank of America...........     5,100,000
                                                ------------
NEBRASKA--1.7%
  13,500,000  Nebhelp Inc., 3.95%(c)
               Student Loan Program Bond
               Series 86C, AMT, 03/07/00
               LOC: Student Loan Marketing
               Association....................    13,500,000
                                                ------------
NEVADA--0.6%
   4,350,000  Nevada Housing Division,
               3.95%(c)
               Hospital Revenue Bond
               Oakmont Project, Series 96,
               AMT, 03/07/00
               LOC: U.S. Bank N.A.............     4,350,000
                                                ------------
NEW HAMPSHIRE--0.6%
   2,500,000  New Hampshire Housing
               Development Authority, 4.00%
               Single Family Mortgage Revenue
               Bond
               Series 99D, AMT, 12/01/00
               GIC: Transamerica..............     2,500,000
   1,980,000  New Hampshire Housing Finance
               Authority, 4.00%(c)
               Multi Family Housing Revenue
               Bond
               Countryside Project, Series 94,
               AMT, 03/07/00
               LOC: General Electric Credit
               Corporation....................     1,980,000
                                                ------------
                                                   4,480,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
NEW MEXICO--1.5%
$   4,800,000 Farmington, 3.95%(c)
               Pollution Control Revenue Bond
               El Paso Electric, Series 94A,
               03/07/00
               LOC: Barclays Bank, PLC........  $  4,800,000
   4,000,000  New Mexico Mortgage Finance
               Authority, 4.20%
               Single Family Mortgage Revenue
               Bond
               Series 00-1, AMT, 10/01/00
               GIC: Trinity Funding...........     4,000,000
   3,000,000  New Mexico Mortgage Finance
               Authority, 4.05%
               Single Family Mortgage Revenue
               Bond
               Series 99-5, AMT, 06/15/00
               GIC: Bayerische Landesbank.....     3,000,000
                                                ------------
                                                  11,800,000
                                                ------------
NORTH CAROLINA--1.4%
   2,700,000  Cleveland County, 4.05%(c)
               Curtiss-Wright Flight Systems
               Project, AMT, 03/07/00
               LOC: Bank of Nova Scotia.......     2,700,000
   8,360,000  North Carolina Educational
               Facilities Finance Agency,
               3.95%(c)
               Brevard College Corporation,
               Series 97, 03/07/00
               LOC: Wachovia Bank and Trust...     8,360,000
                                                ------------
                                                  11,060,000
                                                ------------
NORTH DAKOTA--1.1%
   9,000,000  North Dakota Housing Finance
               Authority, 3.80%
               Single Family Mortgage Revenue
               Bond
               Series 99E, AMT, 09/29/00
               GIC: Bayerische Landesbank.....     8,999,896
                                                ------------
OHIO--5.6%
   7,350,000  Cleveland, 3.95%(c)
               Airport Revenue Bond
               Series 97D, AMT, 03/07/00
               LOC: Toronto Dominion Bank.....     7,350,000
   3,900,000  Ohio Air Quality Development
               Authority, 3.50%(c)
               Pollution Control Revenue Bond
               Cincinnati Gas and Electric
               Project, Series 95, 03/01/00
               LOC: Canadian Imperial Bank of
               Commerce.......................     3,900,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
  33,000,000  Ohio Housing Finance
               Authority, 4.25%
               Single Family Mortgage Revenue
               Bond
               Series 00A-3, AMT, 03/01/01
               GIC: Hypo Veriens Bank.........    33,000,000
                                                ------------
                                                  44,250,000
                                                ------------
OKLAHOMA--1.2%
   2,000,000  Oklahoma Development Finance
               Authority, 4.05%(c)
               Industrial Development Revenue
               Bond
               Shawnee Funding Project, Series
               96, AMT, 03/07/00
               LOC: Bank of Nova Scotia.......     2,000,000
   7,500,000  Optima Municipal Authority,
               4.05%(c)
               Industrial Development Revenue
               Bond
               Seaboard Project, Series 94,
               AMT, 03/07/00
               LOC: SunTrust Bank.............     7,500,000
                                                ------------
                                                   9,500,000
                                                ------------
OREGON--1.3%
   9,900,000  Port of Portland, 3.95%(c)
               Industrial Development Revenue
               Bond
               Portland Bulk Terminal, Series
               96, AMT, 03/07/00
               LOC: Canadian Imperial Bank of
               Commerce.......................     9,900,000
                                                ------------
PENNSYLVANIA--9.2%
  13,000,000  Elk County, 3.95%(c)
               Industrial Development Revenue
               Bond
               Willamette Industries Project,
               Series 92, AMT, 03/07/00
               LOC: Deutsche Bank.............    13,000,000
   5,000,000  Emmaus, GO, 4.00%(c)
               Series 89G-12, 03/07/00
               LOC: Bayerische Landesbank.....     5,000,000
   5,300,000  Gettysburg Industrial
               Development Authority, 3.85%(c)
               Health Facility Revenue Bond
               Brethren Home Project, Series
               99A, 03/07/00
               LOC: First Union National
               Bank...........................     5,300,000
   5,000,000  Luzerne, 3.85%(c)
               Convention Center Revenue Bond
               Series 98A, 03/07/00
               LOC: First Union National
               Bank...........................     5,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$  16,370,000 Montgomery County Higher
               Education, 3.95%(c)
               Student Loan Revenue Bond
               Series 96A, 03/07/00
               LOC: Dauphin Deposit Bank......  $ 16,370,000
  10,000,000  Pennsylvania Higher Education,
               4.00%(c)
               Student Loan Revenue Bond
               Series 94A, AMT, 03/07/00
               LOC: Student Loan Marketing
               Association....................    10,000,000
  14,250,000  Pennsylvania, GO, 5.00%
               Series 99, MBIA, 06/01/00......    14,298,732
   3,060,000  York County General Authority,
               3.90%(c)
               Pooled Finance Revenue Bond
               Series 96, 03/10/00
               LOC: First Union National
               Bank...........................     3,060,000
                                                ------------
                                                  72,028,732
                                                ------------
RHODE ISLAND--1.5%
   4,400,000  Rhode Island Higher Education,
               4.00%(c)
               Student Loan Revenue Bond
               Series 95-1, AMT, 03/07/00
               LOC: State Street Bank.........     4,400,000
   5,000,000  Rhode Island Higher Education,
               4.00%(c)
               Student Loan Revenue Bond
               Series 96J-2, AMT, 03/07/00
               LOC: State Street Bank.........     5,000,000
   2,600,000  Rhode Island Higher Education,
               4.00%(c)
               Student Loan Program Bond
               Series 96-3, AMT, 03/07/00
               LOC: State Street Bank.........     2,600,000
                                                ------------
                                                  12,000,000
                                                ------------
SOUTH CAROLINA--0.8%
   2,095,000  South Carolina Economic
               Development Authority, 3.95%(c)
               Industrial Development Revenue
               Bond
               Bennettsville Print Project,
               Series 95, AMT, 03/07/00
               LOC: First Union National
               Bank...........................     2,095,000
   4,200,000  South Carolina Economic
               Development Authority, 4.05%(c)
               Industrial Development Revenue
               Bond
               King Company Project, Series
               99, AMT, 03/07/00
               LOC: Wachovia Bank and Trust...     4,200,000
                                                ------------
                                                   6,295,000
                                                ------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
SOUTH DAKOTA--2.5%
   1,595,000  South Dakota Housing Development
               Authority, 4.10%(c)
               Single Family Mortgage Revenue
               Bond
               Series 97E, 03/07/00
               GIC: Westdeutsche Landesbank...     1,595,000
   7,000,000  South Dakota Housing Development
               Authority, 3.20%
               Single Family Mortgage Revenue
               Bond
               Series 99C, 04/07/00...........     7,000,000
   9,685,000  South Dakota Housing Development
               Authority, 3.45%
               Single Family Mortgage Revenue
               Bond
               Series 99F, AMT, 07/07/00......     9,685,000
   1,000,000  Yankton, 3.90%(c)
               Industrial Development Revenue
               Bond
               Kolberg-Pioneer Project, Series
               98, AMT, 03/07/00
               LOC: First National Bank of
               Chicago........................     1,000,000
                                                ------------
                                                  19,280,000
                                                ------------
TENNESSEE--5.5%
  13,300,000  Education Funding of the South,
               4.00%(c)
               Student Funding Corporation
               Bond
               Series 87A-3, AMT, 03/07/00
               LOC: Bank of America...........    13,300,000
   6,000,000  Oak Ridge Economic Development,
               3.85%(c)
               Industrial Development Revenue
               Bond
               Manufacturing Science Inc.,
               Series 89, AMT, 03/07/00
               LOC: ABN-AMRO..................     6,000,000
   6,135,000  Shelby County Housing Facilities
               Board, 3.91%(c)
               Multi Family Housing Revenue
               Bond
               Wyndridge Project, 03/07/00
               LOC: Credit Suisse First
               Boston.........................     6,135,000
   5,000,000  Stewart County, 3.50%(c)
               Industrial Development Revenue
               Bond
               Standard Gypsum Project, Series
               99B, AMT, 03/07/00
               LOC: Toronto-Dominion Bank.....     5,000,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$   4,925,000 Tennessee, GO, 5.00%
               Series 96B, 05/01/00...........  $  4,939,434
   9,000,000  Volunteer Student Funding,
               4.00%(c)
               Student Loan Revenue Bond
               Series 87A-1, AMT, 03/07/00
               LOC: Bank of America...........     9,000,000
                                                ------------
                                                  44,374,434
                                                ------------
TEXAS--8.2%
   2,200,000  Austin, 3.95%(c)
               Airport System Revenue Notes
               Series 95A, AMT, 03/07/00
               LOC: Morgan Guaranty Trust
               Company........................     2,200,000
   8,400,000  Brazos Higher Education,
               3.95%(c)
               Student Loan Revenue Bond
               Series B1, AMT, 03/07/00
               LOC: Student Loan Marketing
               Association....................     8,400,000
  10,200,000  Brazos River, 3.95%(c)
               Pollution Control Revenue Bond
               Texas Utility Electric Project,
               Series 99B, AMT, 03/07/00
               LOC: Morgan Guaranty Trust
               Company........................    10,200,000
   7,600,000  Calhoun County, 4.00%(c)
               Port Facility Formosa Plastics,
               Series 94, AMT, 03/07/00
               LOC: Bank of America...........     7,600,000
   4,600,000  Galveston, 4.05%(c)
               Industrial Development Revenue
               Bond
               Mitchell Project, Series 93A,
               AMT, 03/07/00
               LOC: Bank One Corporation......     4,600,000
   1,900,000  Gulf Coast Waste Disposal
               Authority, 3.70%(c)
               Pollution Control Revenue Bond
               Amoco Oil Company Project,
               Series 95, AMT, 03/01/00.......     1,900,000
  11,780,000  Houston, 7.00%
               Water & Sewer Revenue Bond
               Series 90, MBIA, 12/01/00......    12,228,066
   5,310,000  Lubbock Housing Finance
               Corporation, 3.20%
               Single Family Mortgage Revenue
               Bond
               Series 99A, AMT, 05/05/00
               GIC: Bayerische Landesbank.....     5,310,000
   5,000,000  Midlothian, 3.95%(c)
               Pollution Control Revenue Bond
               Holnam Texas, Series 99, AMT,
               03/07/00
               LOC: Bank One Corporation......     5,000,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
   2,200,000  Mineral Wells, 3.90%(c)
               Industrial Development Revenue
               Bond
               Ameron International
               Corporation, Series 96, AMT,
               03/07/00
               LOC: First National Bank of
               Chicago........................     2,200,000
   4,500,000  North Texas Higher Education
               Authority, 4.00%(c)
               Student Loan Revenue Bond
               Series 93A, AMT, 03/07/00
               LOC: Student Loan Marketing
               Association....................     4,500,000
                                                ------------
                                                  64,138,066
                                                ------------
UTAH--2.6%
  10,400,000  Salt Lake County, 4.00%(c)
               Pollution Control Revenue Bond
               Kennecott Copper Corporation,
               Series 95A, AMT, 03/07/00......    10,400,000
   9,900,000  State of Utah, GO, 3.80%(c)
               Series 99, 03/07/00
               BPA: Toronto Dominion Bank.....     9,900,000
                                                ------------
                                                  20,300,000
                                                ------------
VERMONT--0.5%
   4,250,000  Vermont Housing Finance
               Authority, 3.15%
               Single Family Mortgage Revenue
               Bond
               Series 99-10C, AMT, 04/28/00
               GIC: National Westminster
               PLC............................     4,250,000
                                                ------------
VIRGINIA--6.4%
   4,050,000  Amelia County, 3.95%(c)
               Pollution Control Revenue Bond
               Chambers Waste Systems, Inc.,
               AMT, 03/07/00
               LOC: Morgan Guaranty Trust
               Company........................     4,050,000
   4,250,000  Fairfax County Economic
               Development Authority, 4.00%(c)
               Industrial Development Revenue
               Bond
               Sandy Rock Project, Series 99,
               AMT, 03/07/00
               LOC: Wachovia Bank and Trust...     4,250,000
   7,835,000  Fairfax County Economic
               Development Authority, 3.95%(c)
               Industrial Development Revenue
               Bond
               Fair Lakes D&K, LLP, Series 96,
               AMT, 03/07/00
               LOC: First Union Bank of North
               Carolina.......................     7,835,000

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
$  10,700,000 Loudoun County Industrial
               Development Authority, 3.90%(c)
               Residential Care Facility
               Revenue Bond
               Falcons Landing Project, Series
               98, 03/07/00
               LOC: Bank of Scotland..........  $ 10,700,000
  10,660,000  Richmond Redevelopment and
               Housing Authority, 4.10%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row, Series 89B-7, AMT,
               03/07/00
               GIC: Bayerische Landesbank.....    10,660,000
   7,500,000  Richmond Redevelopment and
               Housing Authority, 4.10%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row, Series 89B-5, AMT,
               03/07/00
               GIC: Bayerische Landesbank.....     7,500,000
   2,000,000  Richmond Redevelopment and
               Housing Authority, 4.10%(c)
               Multi Family Housing Revenue
               Bond
               Tobacco Row, Series 89B-3, AMT,
               03/07/00
               GIC: Bayerische Landesbank.....     2,000,000
   4,000,000  Spotsylvania County, 3.95%(c)
               Industrial Development Revenue
               Bond
               Anthony Kane Project, Series
               99, AMT, 03/07/00
               LOC: Wachovia Bank and Trust...     4,000,000
                                                ------------
                                                  50,995,000
                                                ------------
WASHINGTON--4.4%
   6,800,000  Port of Port Angeles, 4.00%(c)
               Industrial Development Revenue
               Bond
               Daishowa America Project,
               Series 91, AMT, 03/07/00
               LOC: Bank of Nova Scotia.......     6,800,000
   5,000,000  Port of Port Angeles, 4.00%(c)
               Industrial Development Revenue
               Bond
               Daishowa America Project,
               Series 92, AMT, 03/07/00
               LOC: Bank of Nova Scotia.......     5,000,000

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
   9,500,000  Port of Vancouver, 4.00%(c)
               Industrial Development Revenue
               Bond
               United Grain Corporation,
               Series 92, AMT, 03/07/00
               LOC: Bank of America...........     9,500,000
   8,750,000  Washington Housing Finance
               Commission, 3.15%
               Single Family Mortgage Revenue
               Bond
               Series 99-2A-S, AMT, 05/01/00
               GIC: Trinity Funding...........     8,750,000
   3,600,000  Washington Public Power Supply
               System, 3.90%(c)
               Electric Revenue Bond
               Project No. 1, Series 93-IA2,
               03/07/00
               LOC: Bank of America...........     3,600,000
   1,300,000  Washington Public Power Supply
               System, 3.85%(c)
               Series 93A-3, 03/07/00
               LOC: Morgan Guaranty Trust
               Company........................     1,300,000
                                                ------------
                                                  34,950,000
                                                ------------
WEST VIRGINIA--0.2%
   1,500,000  Marion County, 4.00%(c)
               Grant Town Cogen, Series 90,
               AMT, 03/07/00
               LOC: National Westminster
               PLC............................     1,500,000
                                                ------------
WISCONSIN--1.0%
   3,000,000  Ashland, 3.92%(c)
               Industrial Development Revenue
               Bond
               ABC Rail Products Corporation,
               Series 98, AMT, 03/07/00
               LOC: LaSalle National Trust,
               N.A............................     3,000,000
   2,000,000  Janesville, 3.95%(c)
               Industrial Development Revenue
               Bond
               Freedom Plastics Inc. Project,
               Series 95, AMT, 03/07/00
               LOC: LaSalle National Trust,
               N.A............................     2,000,000
   2,600,000  Wisconsin Health & Education
               Facilities Authority, 3.88%(c)
               Health Facility Revenue Bond
               Wheaton Franciscan Services,
               Series 97, AMT, 03/07/00
               LOC: Toronto Dominion Bank.....     2,600,000
                                                ------------
                                                   7,600,000
                                                ------------

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                               FEBRUARY 29, 2000
                                  (UNAUDITED)
                                  (CONTINUED)
--------------------------------------------------------------------------------

PRINCIPAL                                          VALUE
AMOUNT                                             -----
NOTES, BONDS & VARIABLE RATE NOTES (CONTINUED)
TOTAL INVESTMENTS
 (cost $793,141,527)(d), 100.8%(a)............  $793,141,527
OTHER ASSETS AND LIABILITIES, net,
 (0.8%)(a)....................................    (6,493,740)
                                                ------------
NET ASSETS, (net asset value, offering and
redemption price of $1.00 per share;
786,693,278 shares outstanding), consisting of
paid-in-capital net of accumulated net
realized loss of $45,491, 100%................  $786,647,787
                                                ============

-----------------------------------------------------------
(a)  Percentages are based on net assets.
(b)  Earlier of the maturity date or the put date.
(c)  Variable rate notes are securities that generally are
     payable on demand within seven calendar days. Put
     bonds are securities that can be put back to the
     issuer or remarketer either at the option of the
     holder, at a specified date, or within a specified
     time period known at the time of purchase. For these
     securities, the demand period and the remaining period
     to put date, respectively, are used when calculating
     the weighted average maturity of the portfolio.
(d)  The aggregate identified cost for federal income tax
     purposes is the same.

AMT   --   Securities subject to Alternative Minimum Tax
BPA   --   Bond Purchase Agreement
GIC   --   Credit enhancement provided by guaranteed
           investment contract with noted institution
GNMA  --   Government National Mortgage Association
GO    --   General Obligation
LOC   --   Credit enhancement provided by letter of credit
           issued by noted institution
MBIA  --   Municipal Bond Investors Assurance

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2000
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                        $ 13,482,802

Expenses (Notes 1 and 4):
  Management fee............................................    $  1,759,028
  Distribution fee..........................................         555,824
  State qualification expenses..............................         120,698
  Shareholder servicing fees................................          95,194
  Custodian/Fund accounting fees............................          59,237
  Federal registration fees.................................          41,715
  Professional fees.........................................          19,908
  Reports to shareholders...................................          11,306
  Insurance.................................................           4,570
  Trustees' fees and expenses...............................           4,237
  Other.....................................................           3,249
                                                                ------------
        Total expenses......................................                           2,674,966
                                                                                    ------------
Net investment income from operations.......................                          10,807,836
                                                                                    ------------
Realized Gain on Investment
Net realized gain from investment transactions..............                              20,885
                                                                                    ------------
Net increase in net assets resulting from operations........                        $ 10,828,721
                                                                                    ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              FOR THE SIX-MONTH
                                                                PERIOD ENDED           FOR THE
                                                              FEBRUARY 29, 2000      YEAR ENDED
                                                                 (UNAUDITED)       AUGUST 31, 1999
                                                              -----------------    ---------------
Increase in net assets:
Operations:
  Net investment income.....................................    $ 10,807,836        $ 15,188,007
  Net realized gain from investment transactions............          20,885                  --
                                                                ------------        ------------
  Net increase in net assets resulting from operations......      10,828,721          15,188,007
Distributions to shareholders from net investment income
  ($0.014 and $0.026 per share, respectively)...............     (10,807,836)        (15,188,007)
Increase in net assets from Fund share transactions (Note
  2)........................................................     161,238,689          60,840,805
                                                                ------------        ------------
  Increase in net assets....................................     161,259,574          60,840,805
  Net assets, beginning of period...........................     625,388,213         564,547,408
                                                                ------------        ------------
  Net assets, end of period.................................    $786,647,787        $625,388,213
                                                                ============        ============

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     FOR THE SIX-
                                                     MONTH PERIOD
                                                        ENDED
                                                     FEBRUARY 29,               FOR THE YEARS ENDED AUGUST 31
                                                         2000        ---------------------------------------------------
                                                     (UNAUDITED)      1999       1998       1997       1996       1995
                                                     ------------    -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD...............    $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       -------       -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(a).........................      0.014         0.026      0.030      0.030      0.030      0.030
LESS DISTRIBUTIONS:
  Dividends from net investment income.............     (0.014)       (0.026)    (0.030)    (0.030)    (0.030)    (0.030)
                                                       -------       -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD.....................    $  1.00       $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       =======       =======    =======    =======    =======    =======
TOTAL RETURN(%)....................................       1.45(c)       2.62       3.02       3.00       2.98       3.04
RATIOS TO AVERAGE DAILY NET ASSETS(%)/SUPPLEMENTAL
  DATA
  Operating expenses, net(a).......................       0.72(b)       0.73       0.74       0.75       0.77       0.77
  Net investment income............................       2.92(b)       2.58       2.98       2.96       2.94       3.05
  Net assets, end of period ($ millions)...........        787           625        565        419        326        283

---------------

(a) Excludes management fees waived by the Manager in the amount of less than $.001 per share for the year ended August 31, 1995. The operating expense ratio including such items would have been .79%. The year ended August 31, 1997 includes recovery of previously waived management fees paid to the Manager of $.01 per share. The operating expense ratios excluding such items would have been .74%.
(b) Annualized.
(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the "Fund") and the Money Market Fund. The Fund is designed for investors who wish to participate in a portfolio of federally tax-exempt debt securities with remaining maturities of not more than 397 days. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument.

      Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

      Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

      Expenses: The Fund is charged for those expenses which are directly attributable to it, such as management fee, custodian fees, distribution fee, etc., while other expenses such as insurance expense, are allocated proportionately among the Heritage Funds.

      State Qualification Expenses: State qualification fees are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

      Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

Note 2: FUND SHARES. At February 29, 2000, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the six-month period ended February 29, 2000 and for the year ended August 31, 1999 at a constant net asset value of $1.00 per share, were as follows:

                                                                       FOR THE SIX-MONTH
                                                                         PERIOD ENDED           FOR THE
                                                                       FEBRUARY 29, 2000      YEAR ENDED
                                                                          (UNAUDITED)       AUGUST 31, 1999
                                                                       -----------------    ---------------
        Shares sold................................................      1,786,668,694       2,745,386,684
        Shares issued on reinvestment of distributions.............         10,583,924          14,881,842
        Shares redeemed............................................     (1,636,013,929)     (2,699,427,721)
                                                                        --------------      --------------
          Net increase.............................................        161,238,689          60,840,805
        Shares outstanding:
          Beginning of period......................................        625,454,589         564,613,784
                                                                        --------------      --------------
          End of period............................................        786,693,278         625,454,589
                                                                        ==============      ==============

--------------------------------------------------------------------------------
               HERITAGE CASH TRUST -- MUNICIPAL MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 3: PURCHASES, SALES AND MATURITIES OF SECURITIES. For the six-month period ended February 29, 2000, purchases, sales and maturities of short-term investment securities aggregated $880,757,738, $689,723,000 and $23,665,000, respectively.

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate of 0.50% of the first $500,000,000 of the Fund's average daily net assets, 0.475% of the next $500,000,000, 0.45% of the next $500,000,000, 0.425% of the next $500,000,000, and 0.40% of any excess over $2,000,000,000 of such net assets, computed daily and payable monthly. Effective January 2, 1996, the Manager agreed to the following management fee schedule: .50% of the first $250,000,000, .475% of the next $250,000,000, .45% of the next $250,000,000, .425% of the next $250,000,000 and .40% on assets over $1 billion of such net assets. The amount payable to the Manager as of February 29, 2000 was $323,777. Pursuant to the current registration statement, the Manager has agreed to waive its fees or other expenses and, if necessary, reimburse the Fund to the extent that total operating expenses exceed .74% of its average daily net assets for the fiscal year ending August 31, 2000. No fees were waived and no expenses were reimbursed for the six-month period ended February 29, 2000.

        The Manager has entered into an agreement with Alliance Capital Management L.P. (the "Subadviser") to provide investment advice and portfolio management services, including placement of brokerage orders, to the Fund for a fee payable by the Manager equal to an annual rate of .125% of average daily net assets on assets up to $100 million, .10% of average daily net assets on assets from $100 million to $250 million, and .05% on average daily net assets exceeding $250 million. For the six-month period ended February 29, 2000, the subadviser earned $260,092 for subadviser fees, which were paid by the Manager.

        The Manager is also the Dividend Paying, Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $95,194 for Dividend Paying and Shareholder Servicing and $28,292 for Fund Accounting services of which $32,000 and $10,000 was payable as of February 29, 2000, respectively.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays Raymond James & Associates, Inc. (the "Distributor") a fee equal to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Fund shares. Such fee is accrued daily and payable monthly. The amount payable to the Distributor as of February 29, 2000 was $92,873. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Income-Growth Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager or its affiliates (collectively referred to as the Heritage Mutual Funds). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $8,666 and an additional fee of $3,250 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5: FEDERAL INCOME TAXES. As of August 31, 1999, the Fund has net tax basis capital loss carryforwards of $66,376, in the aggregate. Capital loss carryforwards in the amount of $17,824, $2,029 and $46,523 may be applied to any net taxable gains until their expiration dates in 2001, 2003, and 2004, respectively.

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Heritage Cash Trust - Municipal Money Market Fund
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St. Petersburg, FL 33733

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This report is for the information of shareholders of Heritage Cash Trust -
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preceded or accompanied by a prospectus.

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